Debt (Details)	9 Months Ended		12 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended				0 Months Ended		9 Months Ended							0 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended					0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended									0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 14, 2013 8.00% senior notes due 2018 USD ($)	Jun. 24, 2014 8.00% senior notes due 2018 USD ($)	Dec. 23, 2013 7.75% senior notes USD ($)	Jun. 24, 2014 7.75% senior notes USD ($)	Jun. 24, 2014 Senior Notes 6.25 Percent Due 2022 [Member] USD ($)	Jun. 24, 2014 Senior Notes 6.25 Percent Due 2022 [Member] USD ($)	Sep. 30, 2014 Senior Notes 6.25 Percent Due 2022 [Member] USD ($)	Jun. 19, 2014 Senior Notes 6.25 Percent Due 2022 [Member] USD ($)	Jun. 24, 2014 Senior Notes 8.00 Percent Due 2018 and Senior Notes 7.75 Percent Due 2018 [Member] USD ($)	Jun. 24, 2014 Senior Notes 8.00 Percent Due 2018 and Senior Notes 7.75 Percent Due 2018 [Member] USD ($)	Sep. 30, 2014 Senior Notes 8.00 Percent Due 2018 and Senior Notes 7.75 Percent Due 2018 [Member] USD ($)	Dec. 31, 2013 Basin Transload LLC	Feb. 28, 2013 Basin Transload LLC	Feb. 01, 2013 Basin Transload LLC	Oct. 03, 2014 Warren Equities Inc Subsequent event	Sep. 30, 2014 Swing line loans USD ($)	Dec. 31, 2013 Swing line loans USD ($)	Jun. 24, 2014 Debt Instrument, Redemption, Period One [Member] Senior Notes 6.25 Percent Due 2022 [Member]	Jun. 24, 2014 Debt Instrument, Redemption, Period Two [Member] Senior Notes 6.25 Percent Due 2022 [Member]	Jun. 24, 2014 Debt Instrument, Redemption, Period Three [Member] Senior Notes 6.25 Percent Due 2022 [Member]	Jun. 24, 2014 Debt Instrument, Redemption, Period Four [Member] Senior Notes 6.25 Percent Due 2022 [Member]	Jun. 24, 2014 Debt Instrument, Redemption, Period Five [Member] Senior Notes 6.25 Percent Due 2022 [Member]	Sep. 30, 2014 Credit Agreement USD ($)	Sep. 30, 2013 Credit Agreement USD ($)	Sep. 30, 2014 Credit Agreement USD ($) item	Sep. 30, 2013 Credit Agreement	Dec. 31, 2013 Credit Agreement USD ($) item	Dec. 31, 2012 Credit Agreement USD ($)	Dec. 31, 2011 Credit Agreement USD ($)	Sep. 30, 2014 Credit Agreement AR Buyer USD ($)	Dec. 31, 2013 Credit Agreement AR Buyer USD ($)	Dec. 09, 2013 Credit Agreement Basin Transload LLC USD ($)	Sep. 30, 2014 Credit Agreement Maximum	Dec. 31, 2013 Credit Agreement Maximum	Sep. 30, 2014 Credit Agreement Minimum	Dec. 31, 2013 Credit Agreement Minimum	Sep. 30, 2014 Credit Agreement Minimum AR Buyer item	Dec. 31, 2013 Credit Agreement Minimum AR Buyer item	Sep. 30, 2014 Credit Agreement Accordion feature Maximum USD ($)	Dec. 31, 2013 Credit Agreement Accordion feature Maximum USD ($)	Sep. 30, 2014 Credit Agreement Accordion feature Minimum USD ($)	Dec. 31, 2013 Credit Agreement Accordion feature Minimum USD ($)	Oct. 20, 2014 Second Amendment Warren Equities Inc Subsequent event USD ($)	Oct. 20, 2014 Second Amendment Maximum Subsequent event USD ($)	Oct. 20, 2014 Second Amendment Maximum Warren Equities Inc Subsequent event USD ($)	Oct. 20, 2014 Second Amendment Minimum Subsequent event USD ($)	Oct. 20, 2014 Second Amendment Minimum Warren Equities Inc Subsequent event USD ($)	Sep. 30, 2014 Working capital revolving credit facility USD ($)	Dec. 31, 2013 Working capital revolving credit facility USD ($)	Dec. 31, 2012 Working capital revolving credit facility USD ($)	Dec. 31, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Sep. 30, 2014 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Nov. 15, 2012 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Dec. 31, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Sep. 30, 2014 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Nov. 15, 2012 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 31, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Sep. 30, 2014 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Nov. 15, 2012 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 31, 2013 Working capital revolving credit facility Cost of funds rate	Sep. 30, 2014 Working capital revolving credit facility Cost of funds rate	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate	Nov. 15, 2012 Working capital revolving credit facility Cost of funds rate	Dec. 31, 2013 Working capital revolving credit facility Cost of funds rate Maximum	Sep. 30, 2014 Working capital revolving credit facility Cost of funds rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate Maximum	Nov. 15, 2012 Working capital revolving credit facility Cost of funds rate Maximum	Dec. 31, 2013 Working capital revolving credit facility Cost of funds rate Minimum	Sep. 30, 2014 Working capital revolving credit facility Cost of funds rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate Minimum	Nov. 15, 2012 Working capital revolving credit facility Cost of funds rate Minimum	Dec. 31, 2013 Working capital revolving credit facility Base rate	Sep. 30, 2014 Working capital revolving credit facility Base rate	Dec. 15, 2013 Working capital revolving credit facility Base rate	Dec. 15, 2013 Working capital revolving credit facility Base rate	Nov. 15, 2012 Working capital revolving credit facility Base rate	Dec. 31, 2013 Working capital revolving credit facility Base rate Maximum	Sep. 30, 2014 Working capital revolving credit facility Base rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Base rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Base rate Maximum	Nov. 15, 2012 Working capital revolving credit facility Base rate Maximum	Dec. 31, 2013 Working capital revolving credit facility Base rate Minimum	Sep. 30, 2014 Working capital revolving credit facility Base rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Base rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Base rate Minimum	Nov. 15, 2012 Working capital revolving credit facility Base rate Minimum	Sep. 30, 2014 Working capital revolving credit facility Swing line loans USD ($)	Dec. 31, 2013 Working capital revolving credit facility Swing line loans USD ($)	Sep. 30, 2014 Working capital revolving credit facility Credit Agreement Accordion feature Maximum USD ($)	Dec. 31, 2013 Working capital revolving credit facility Credit Agreement Accordion feature Maximum USD ($)	Sep. 30, 2014 Letter of credit USD ($)	Dec. 31, 2013 Letter of credit USD ($)	Sep. 30, 2014 Revolving credit facility USD ($)	Dec. 31, 2013 Revolving credit facility USD ($)	Dec. 31, 2013 Revolving credit facility Eurocurrency/Eurodollar rate	Sep. 30, 2014 Revolving credit facility Eurocurrency/Eurodollar rate	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate	Nov. 15, 2012 Revolving credit facility Eurocurrency/Eurodollar rate	Dec. 31, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Sep. 30, 2014 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Nov. 15, 2012 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 31, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Sep. 30, 2014 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Nov. 15, 2012 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 31, 2013 Revolving credit facility Cost of funds rate	Sep. 30, 2014 Revolving credit facility Cost of funds rate	Dec. 15, 2013 Revolving credit facility Cost of funds rate	Dec. 15, 2013 Revolving credit facility Cost of funds rate	Nov. 15, 2012 Revolving credit facility Cost of funds rate	Dec. 31, 2013 Revolving credit facility Cost of funds rate Maximum	Sep. 30, 2014 Revolving credit facility Cost of funds rate Maximum	Dec. 15, 2013 Revolving credit facility Cost of funds rate Maximum	Dec. 15, 2013 Revolving credit facility Cost of funds rate Maximum	Nov. 15, 2012 Revolving credit facility Cost of funds rate Maximum	Dec. 31, 2013 Revolving credit facility Cost of funds rate Minimum	Sep. 30, 2014 Revolving credit facility Cost of funds rate Minimum	Dec. 15, 2013 Revolving credit facility Cost of funds rate Minimum	Dec. 15, 2013 Revolving credit facility Cost of funds rate Minimum	Nov. 15, 2012 Revolving credit facility Cost of funds rate Minimum	Dec. 31, 2013 Revolving credit facility Base rate	Sep. 30, 2014 Revolving credit facility Base rate	Dec. 15, 2013 Revolving credit facility Base rate	Dec. 15, 2013 Revolving credit facility Base rate	Nov. 15, 2012 Revolving credit facility Base rate	Dec. 31, 2013 Revolving credit facility Base rate Maximum	Sep. 30, 2014 Revolving credit facility Base rate Maximum	Dec. 15, 2013 Revolving credit facility Base rate Maximum	Dec. 15, 2013 Revolving credit facility Base rate Maximum	Nov. 15, 2012 Revolving credit facility Base rate Maximum	Dec. 31, 2013 Revolving credit facility Base rate Minimum	Sep. 30, 2014 Revolving credit facility Base rate Minimum	Dec. 15, 2013 Revolving credit facility Base rate Minimum	Dec. 15, 2013 Revolving credit facility Base rate Minimum	Nov. 15, 2012 Revolving credit facility Base rate Minimum	Sep. 30, 2014 Revolving credit facility Credit Agreement Accordion feature Maximum USD ($)	Dec. 31, 2013 Revolving credit facility Credit Agreement Accordion feature Maximum USD ($)	Sep. 30, 2014 Credit Agreement USD ($)	Sep. 30, 2014 Credit Agreement CAD	Dec. 31, 2013 Credit Agreement CAD	Dec. 17, 2013 Credit Agreement USD ($)	Dec. 15, 2013 Credit Agreement USD ($)	Dec. 31, 2013 Line of Credit Basin Transload LLC USD ($)	Dec. 09, 2013 Line of Credit Basin Transload LLC USD ($)
Debt
Total available commitments																					$ 1,625,000,000	$ 1,625,000,000															$ 10,000,000													$ 150,000,000		$ 75,000,000	$ 1,000,000,000	$ 1,000,000,000																																															$ 50,000,000	$ 50,000,000					$ 625,000,000	$ 625,000,000																																																$ 1,625,000,000	200,000,000	200,000,000	$ 1,625,000,000	$ 1,615,000,000		$ 10,000,000
Number of line of credit facilities																														2		2
Percentage of cash purchase price to be paid to the selling Loan Party for each account receivable																																										85.00%	85.00%
Number of affiliates to whom the accounts receivable is sold, which has not yet been collected																																										1	1
Maximum aggregate amount of the accounts receivable sold to affiliate, which has not yet been collected																																			75,000,000	75,000,000
Servicing obligation																																			0	0
Number of interest rate swaps																														2		2
Additional available commitments																																												300,000,000	300,000,000																																																										300,000,000	300,000,000																																																		300,000,000	300,000,000
Increased credit facility	0		3,700,000																																									1,925,000,000	1,925,000,000
Request Amount																																														25,000,000	5,000,000
Variable rate basis																																																								Eurocurrency rate	Eurocurrency rate	Eurodollar rate	Eurodollar rate	Eurodollar rate											cost of funds	cost of funds	cost of funds	cost of funds	cost of funds											base rate	base rate	base rate	base rate	base rate																			Eurocurrency rate	Eurocurrency rate	Eurodollar rate	Eurodollar rate	Eurodollar rate											cost of funds	cost of funds	cost of funds	cost of funds	cost of funds											base rate	base rate	base rate	base rate	base rate
Interest rate margin (as a percent)																																																													2.50%	2.50%	2.50%	2.50%	3.00%	2.00%	2.00%	2.00%	2.00%	2.50%						2.50%	2.50%	2.50%	2.50%	3.00%	2.00%	2.00%	2.00%	2.00%	2.50%						1.50%	1.50%	1.50%	1.50%	2.00%	1.00%	1.00%	1.00%	1.00%	1.50%														3.25%	3.25%	3.50%	3.50%	3.875%	2.25%	2.25%	2.50%	2.50%	3.00%						3.25%	3.25%	3.50%	3.50%	3.875%	2.25%	2.25%	2.50%	2.50%	3.00%						2.25%	2.25%	2.50%	2.50%	2.875%	1.25%	1.25%	1.50%	1.50%	2.00%
Average interest rates (as a percent)																													4.30%	3.80%	4.30%	4.20%	4.00%	4.10%
Commitment fee on the unused portion (as a percent)																																						0.50%	0.50%	0.375%	0.375%
Long-term portion																																																					92,000,000	327,000,000	340,800,000
Current portion	700,000		3,700,000																																																		1,000,000	0	83,700,000
Total borrowings outstanding																												477,600,000		477,600,000		761,700,000																																																																											272,600,000	434,700,000																																																					3,700,000
Outstanding letters of credit																																																																																																									200,600,000	383,400,000
Total remaining availability for borrowings and letters of credit																												946,000,000		946,000,000		479,900,000	218,900,000
Aggregate principal amount						70,000,000		80,000,000			116,000,000	375,000,000	375,000,000
Amount of debt repurchased							70,000,000		80,000,000						150,000,000
Repayment of senior notes	40,244,000													40,200,000
Amount of debt exchanged	110,000,000													110,000,000	110,000,000
Increase in annual interest rate if exchange offer is not completed on or before the 360th day after June 24, 2014 (as a percent)											10.00%
Extinguishment of Debt, Amount														40,000,000
Write-off of a portion of the original issue discount and deferred financing fees	1,626,000															1,600,000
Stated interest rate (as a percent)						8.00%		7.75%					6.25%
Percentage of face amount for which debt is issued						97.00%
Proceeds from issuance of debt						67,900,000		80,000,000
Amount of discount at issuance, which will be accreted as additional interest over the expected term of Notes						2,100,000					6,000,000
Percentage of principal amount that the Partnership may redeem																							35.00%
Redemption price as a percentage of principal amount																							106.25%	104.688%	103.125%	101.563%	100.00%
Minimum percentage of principal amount held by trustee or the holders to declare notes due and payable										0.25%
Percentage of outstanding membership interests acquired																	60.00%	60.00%	60.00%	100.00%
Ticking fee percentage on increased commitments																																																0.50%
Eliminated limit on Senior Unsecured Indebtedness and Subordinated Debt																																																400,000,000
Investments basket for obligations due to the entity and its subsidiaries																																																	50,000,000		5,000,000
Debt default
Amortization expenses	4,187,000	5,062,000	6,897,000	5,753,000	4,723,000																							1,600,000	1,700,000			6,900,000	5,800,000	4,700,000
Indebtedness unpaid or accelerated debt triggering debt default										$ 15,000,000
Period for payment of default										60 days